Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables
Trade receivables	€ 478,597	€ 324,442
Receivables from associates	162,382	131,764
Impairment losses	(32,291)	(24,009)	€ (22,985)	€ (22,291)
Trade receivables	608,688	432,197
Other receivables	10,050	11,014
Personnel	770	654
Advance payments	19,033	6,210
Taxation authorities, VAT recoverable	38,719	35,389
Other public entities	4,609	1,796
Other receivables	73,181	55,063
Current income tax assets	56,782	12,448
Total trade and other receivables	€ 738,651	€ 499,708